Investment Strategy	May 01, 2026
ARGA EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of emerging market companies and in other instruments, such as shares of exchange-traded funds (“ETFs”), that have economic characteristics similar to such securities. This 80% investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund may also invest up to 10% of its net assets, measured at the time of purchase, in frontier market countries. For this purpose, the Adviser will consider countries classified by Morgan Stanley Capital International (“MSCI”) as frontier market countries.

The Fund mainly invests in common stocks and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), but may also invest in master limited partnerships

(“MLPs”), preferred stocks, ETFs and real estate investment trusts (“REITs”). Depositary receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. Typically, the Fund invests in securities of companies with a market capitalization of at least $500 million. The Fund may invest in securities denominated in any currency. The Fund may also invest in participation notes (“P-Notes”) or private placements to replicate equity exposure in certain emerging market countries where direct investment is either impossible or difficult due to local investment restrictions.

For purposes of the Fund’s 80% investment policy, the Adviser generally considers an instrument to have economic characteristics similar to emerging market securities if, for instance, the value of the instrument is determined by the value of certain underlying emerging market securities (such as a P-Note); if the instrument is composed of, or invests in, certain emerging market securities (such as an ETF); or if the value of the instrument is otherwise correlated to the value of certain emerging market securities.

The Fund considers a company to be an emerging market company if any of the following apply: (1) the company’s principal securities trading market is in an emerging market country; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its business, revenues or profits from emerging market countries; (3) the company has 50% or more of its assets, employees or operations located in emerging market countries; or (4) the company is organized under the laws of, or has a principal office in, an emerging market country. The Adviser has discretion to determine which countries are “emerging market countries,” although those classified by MSCI as emerging market countries typically will be included, together with other countries deemed by the Adviser to be at a similar stage of economic development as such countries. From time to time, the Fund may focus its investments in a particular country, geographic region or sector. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In seeking to achieve the Fund’s investment objective, the Adviser utilizes a “value style” of investing. The Adviser believes that investors overreact to short-term developments in companies,

leading to opportunities to generate gains as the companies recover. The Adviser’s valuation-focused process uses a dividend discount model to select stocks that trade at a discount to intrinsic value based on a company’s long-term earnings power and dividend-paying capability.

In selecting securities to buy for the Fund, the Adviser combines quantitative screens with fundamental research. The Adviser first filters the Fund’s universe of investable companies to companies with market capitalization of at least $500 million. The Adviser’s quantitative screens then rank this filtered group of companies on key value metrics, including price-to-consensus forecast earnings, price-to-book value, dividend yield and normalized earnings yields (adjusted for return on invested capital). The Adviser then generally prioritizes the top 20% of the ranked companies for research. This enables the Adviser to focus its analysis on a “buy universe” of companies that appear statistically undervalued. Fundamental research is then used to develop fundamental forecasts to estimate long-term earnings power and dividend paying capability of the companies, such as revenue growth rates and operating margins. The research also considers various economic and company-specific scenarios that may affect these fundamental forecasts. These forecasts are then inputted in the Adviser’s dividend discount model, which estimates the present value of future forecast dividend payments by discounting them at an appropriate interest rate. In other words, the Adviser’s dividend discount model estimates what these forecasted dividend payments are worth in today’s dollars. The Adviser then selects securities from the buy universe that the Adviser perceives as trading at a discount to intrinsic value as estimated by the dividend discount model. Generally, the more attractive the Adviser views the valuation upside, after taking into consideration potential risks, the larger the position size.

Further, the Adviser considers sustainability as encompassing broad environmental and other economic factors that may impact companies’ long-term earnings and valuations. Sustainability risks and opportunities are evaluated in the Adviser’s investment process similar to other fundamental factors. Where material and quantifiable, considerations such as sustainability impacts on costs, earnings, market share and competitive position, may affect the Adviser’s assessment of company valuations.

The Adviser will generally sell a security when it moves into the bottom half of the buy universe on valuation and has a relatively low expected return to intrinsic value. Additionally, the Adviser may sell a security if its fundamentals deteriorate or if the Adviser identifies another security that the Adviser believes has a relatively more attractive discount to intrinsic value.

ARGA INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in equity securities of companies located in any part of the world and in other instruments, such as shares of exchange-traded funds (“ETFs”), that have economic characteristics similar to such securities.

The Fund mainly invests in common stocks, but may also invest in depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), preferred stocks, participation notes (“P-Notes”), private placements, ETFs and real estate investment trusts (“REITs”). Depositary receipts are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. Typically, the Fund invests in securities of companies with a market capitalization of at least $1 billion. The Fund may invest in securities denominated in any currency.

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its assets will be invested in non-U.S. companies, in both developed and emerging market countries. The Fund considers a company to be a non-U.S. company if any of the following apply: (1) the company’s principal securities trading market is in a non-U.S. country; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its business, revenues or profits from non-U.S. countries; (3) the company has 50% or more of its assets, employees or operations located in non-U.S. countries; or (4) the company is organized under the laws of, or has a principal office in, a non-U.S. country. The Adviser has discretion to determine which countries are “emerging market countries,” although those classified by Morgan Stanley Capital International (“MSCI”) as emerging market countries typically will be included, together with other countries deemed by the Adviser to be at a similar stage of economic development as such countries. From time to time, the Fund may focus its investments in a particular country, geographic region or sector. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In seeking to achieve the Fund’s investment objective, the Adviser utilizes a “value style” of investing. The Adviser believes that investors overreact to short-term developments in companies, leading to opportunities to generate gains as the companies recover. The Adviser’s valuation-focused process uses a dividend discount model to select stocks that trade at a discount to intrinsic value based on a company’s long-term earnings power and dividend-paying capability.

In selecting securities to buy for the Fund, the Adviser combines quantitative screens with fundamental research. The Adviser first filters the Fund’s universe of investable companies to companies with market capitalization of generally at least $1 billion. The Adviser’s quantitative screens then rank this filtered group of companies on key value metrics, including price-to-consensus forecast earnings, price-to-book value, dividend yield and normalized earnings yields (adjusted for return on invested capital). The Adviser then generally prioritizes the top 20% of the ranked companies for research. This enables the Adviser to focus its analysis on a “buy universe” of companies that appear statistically undervalued. Fundamental research is then used to develop fundamental forecasts to estimate long-term earnings power and dividend paying capability of the companies, such as revenue growth rates and operating margins. The research also considers various economic and company-specific scenarios that may affect these fundamental forecasts. These forecasts are then inputted in the Adviser’s dividend discount model, which estimates the present value of future forecast dividend payments by discounting them at an appropriate interest rate. In other words, the Adviser’s dividend discount model estimates what these forecasted dividend payments are worth in today’s dollars. The Adviser then selects securities from the buy universe that the Adviser perceives as trading at a discount to intrinsic value as estimated by the dividend discount model. Generally, the more attractive the Adviser views the valuation upside, after taking into consideration potential risks, the larger the position size.

Further, the Adviser considers sustainability as encompassing broad environmental and other economic factors that may impact companies’ long-term earnings and valuations. Sustainability risks and opportunities are evaluated in the Adviser’s investment process similar to other fundamental factors. Where material and quantifiable, considerations such as sustainability impacts on costs, earnings, market share and competitive position, may affect the Adviser’s assessment of company valuations.

The Adviser will generally sell a security when it moves into the bottom half of the buy universe on valuation and has a relatively low expected return to intrinsic value. Additionally, the Adviser may sell a security if its fundamentals deteriorate or if the Adviser identifies another security that the Adviser believes has a relatively more attractive discount to intrinsic value.

ARGA VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies and in other financial instruments, such as shares of exchange-traded funds (“ETFs”), that have similar economic characteristics to such securities. This 80% investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the 80% policy, the Fund may purchase stocks issued by companies of any size, but it typically focuses its investments on large-cap stocks.

The Fund considers a company to be a U.S. company if any of the following apply: (i) its securities are traded principally in the United States; (ii) it is organized under the laws of, or has a principal office in, the United States; or (iii) while traded on any market, it derives at least 50% of its revenues or profits from the United States or has at least 50% of its total assets situated in the United States (the “Revenue or Asset Test”).

For purposes of the Fund’s 80% investment policy, equity securities include common stock, preferred stock, rights, warrants, convertible securities, Master Limited Partnerships (“MLPs”), private placements through both initial and secondary underwritten offerings (including Rule 144 and 144A securities, which are securities that may be resold without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to an exemption from registration under the 1933 Act), ETFs and real estate investment trusts (“REITs”). The Fund may also invest up to 20% of its total assets in depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). Depositary receipts are certificates typically issued by a bank or trust company that represent ownership interests of non-U.S. companies.

In seeking to achieve the Fund’s investment objective, the Adviser utilizes a “value style” of investing. The Adviser believes that investors overreact to short-term developments in companies, leading to opportunities to generate gains as the companies recover. The Adviser’s valuation-focused process uses a dividend discount model to select stocks that trade at a discount to intrinsic value based on a company’s long-term earnings power and dividend-paying capability.

The Adviser primarily targets a portfolio of U.S. equity securities that, in the Adviser’s opinion, appear to be temporarily undervalued by the stock market. In selecting securities to buy for the Fund, the Adviser combines quantitative screens with fundamental research. The Adviser applies quantitative screening to rank companies on key value metrics, including price-to-consensus forecast earnings, price-to-book value, dividend yield and normalized earnings yields (adjusted for return on invested capital) to focus its analysis generally on the most undervalued companies. Fundamental research is then used to develop fundamental forecasts to estimate long-term earnings power and dividend paying capability of the companies, such as revenue growth rates and operating margins. The research also considers various economic and company-specific scenarios that may affect these fundamental forecasts. These forecasts are then analyzed in the Adviser’s dividend discount model, which estimates the present value of future forecast dividend payments by discounting them at an appropriate interest rate. In other words, the Adviser’s dividend discount model estimates what these forecasted dividend payments are worth in today’s dollars. The Adviser then selects securities that the Adviser perceives as trading at a discount to intrinsic value as estimated by the dividend discount model. Generally, the more attractive the Adviser views the valuation upside, after taking into consideration potential risks, the larger the position size. The Fund may invest in ETFs for cash management purposes, including to equitize cash, while the Adviser determines how to invest the cash. The Fund will primarily invest in ETFs that have characteristics consistent with the Fund’s principal investment strategy.

Further, the Adviser considers sustainability as encompassing broad environmental and other economic factors that may impact companies’ long-term earnings and valuations. Sustainability risks and opportunities are evaluated in the Adviser’s investment process similar to other fundamental factors. Where material and quantifiable, considerations such as sustainability impacts on costs, earnings, market share and competitive position, may affect the Adviser’s assessment of company valuations.

The Adviser will generally sell a security when it has a relatively low expected return to intrinsic value. Additionally, the Adviser may sell a security if its fundamentals deteriorate or if the Adviser identifies another security that the Adviser believes has a relatively more attractive discount to intrinsic value.

FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by actively allocating its assets across a broad spectrum of alternative investment strategies. The Fund will seek to provide exposure to alternative strategies with low correlation to traditional equity and fixed income markets, which can enhance portfolio diversification. The strategy will be implemented through a rigorous quantitative and qualitative process intended to select high quality Underlying Managers and Alternative Beta Strategies (each as defined below).

The Adviser typically allocates the assets of the Fund among a number of (i) asset managers (the “Underlying Managers”) that directly manage a portion of Fund assets in alternative investment strategies, and (ii) alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the “beta” portion — or market-related portion — of the returns of particular investment strategies (“Alternative Beta Strategies”). The Adviser may also manage all or a portion of the Fund’s assets directly. The Underlying Managers are sub-advisers to the Fund. The Fund invests in Alternative Beta Strategies by entering into a total return swap or other type of Financial Instrument (as defined below) with an Alternative Beta Provider, a financial institution. Alternative Beta Providers are counterparties to derivative transactions, not sub-advisers. The strategies employed by the Underlying Managers and Alternative Beta Providers are collectively referred to in this prospectus as “Alternative Investment Strategies.”

The Adviser, with the assistance of the Fund’s primary sub-adviser, Wilshire Advisors LLC (“Wilshire”), determines the allocation of the Fund’s assets. The Adviser is ultimately responsible for selecting the Alternative Investment Strategies, for identifying and retaining Underlying Managers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Alternative Investment Strategy. The Adviser may adjust allocations from time to time among Alternative Investment Strategies based on its assessment of market conditions and/or other factors.

The Adviser, from time to time, may also choose not to allocate to certain Alternative Investment Strategies and there may be periods of time when there is no allocation to particular Alternative Investment Strategies, Underlying Managers or other strategies described in this prospectus. Each Underlying Manager is responsible for the day-to-day management of the Fund’s assets that the Adviser allocates to it.

The Adviser has entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Underlying Managers:

Underlying Manager	Strategy

MidOcean Credit Fund Management, L.P. (“MidOcean Credit Partners”)

MidOcean implements a dynamic, low-duration, long/short approach to liquid U.S. high yield credit. MidOcean utilizes a bottom-up, fundamental approach that targets shorter duration opportunities in high yield bonds enhanced by a mix of relative value trades, select structured credit opportunities and tactical portfolio hedges.

Credit Long/Short

Mariner Investment Group, LLC (“Mariner”)

Mariner is an alternative investment management firm that invests across diversified portfolios of fixed income and credit strategies, in both public and private markets. A team of credit, prepayment, and structuring specialists (the “Bright Meadow Team”) within Mariner will manage the strategy and will invest primarily in agency mortgage-backed securities (“MBS”) and U.S. interest rate products, including long investments in interest-only and inverse interest-only (“IO”) mortgage-backed securities. The Bright Meadow Team executes a relative value strategy and seeks income with low duration and asymmetric risk-return profile. The Bright Meadow Team will also invest the Fund’s assets in securitized mortgage credit products, consumer credit products, and other types of asset-backed securities (“ABS”). The Bright Meadow Team may hedge its exposures using futures, “to be announced” (or “TBA”) pass-through securities and other instruments. The Bright Meadow Team seeks to generate positive absolute returns over a complete market cycle with a risk/return profile that is differentiated from broader fixed income and equity market indices.

Asset-Backed Securities

Underlying Manager	Strategy

Waterfall Asset Management, LLC (“Waterfall”)

Waterfall invests in ABS and implements a relative-value methodology to seek absolute returns as well as low volatility and low correlation relative to traditional equity and fixed income markets. Waterfall may invest in a wide variety of ABS, including residential ABS, commercial ABS and U.S. Small Business Administration ABS, among others. Waterfall seeks to identify performing and distressed credit opportunities by evaluating sector trends and special situations involving distressed issuers through quantitative analysis, stress testing, and its proprietary bond surveillance program. Waterfall may use derivatives to hedge interest rate and currency risks and swap fixed to floating rate cash flows when targeting shorter durations or increased exposure to floating interest rates.

Asset-Backed Securities

Magnetar Asset Management LLC (“Magnetar”)

Magnetar’s systematic convertible arbitrage strategy (“SCA”) seeks to buy “long” a convertible security and sell “short” a portion of the underlying stock into which the convertible security may be converted in anticipation of profiting from a relative mispricing among them. Magnetar identifies arbitrage opportunities by evaluating the size of the convertible issue, liquidity in the underlying stock, the sensitivity of the convertible security’s price to changes in the price of the underlying stock, and the cost of borrowing shares, among other things. Magnetar’s strategy generally has significant exposure to company defaults and widening of credit spreads of an issuer and/or the overall corporate credit market. Magnetar may also take short positions in an underlying issuer’s debt securities on such issuer to exploit what Magnetar believes is a mispricing. Magnetar may use derivatives to hedge risks inherent in the underlying securities and Magnetar may also seek to hedge a portion of the interest rate risk.

Convertible Arbitrage

The investment strategy for each Underlying Manager listed above is its principal investment strategy, but the Underlying Managers may also implement other investment strategies in the portion of assets assigned to them.

As noted above, the Fund’s primary sub-adviser, Wilshire, assists the Adviser by evaluating and recommending Alternative Investment Strategies to the Adviser for use by the Fund. In addition, Wilshire provides recommendations to the Adviser for allocating and reallocating Fund assets among the Underlying Managers and Alternative Beta Providers and may also provide the Adviser with advice on investment decisions and underlying positions. However, Wilshire does not have discretionary authority with respect to the investment of the Fund’s assets.

In conjunction with recommending Alternative Investment Strategies to the Fund, Wilshire performs due diligence on prospective Underlying Managers. In evaluating Underlying Managers and their strategies, Wilshire employs a due diligence process that includes both qualitative and quantitative analysis, including a proprietary qualitative manager review process. Wilshire’s recommendations to the Adviser regarding investments and asset allocation are guided by portfolio construction techniques and are designed to maximize perceived opportunity sets and minimize unintended risks. Wilshire’s team takes a multi-faceted approach, focusing on expected return, expected risk, market dependency, diversification benefits, potential downside and other factors.

Wilshire monitors risk with respect to each Underlying Manager, Alternative Beta Provider, Alternative Investment Strategy and the Fund overall through a comprehensive assessment of risk factors, market sensitivities and exposures. Complementing Wilshire’s review process, the Adviser performs its own due diligence, which may include reviews of the performance, personnel, compliance history, and infrastructure of current and prospective Underlying Managers.

The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers.

Principal Strategies — Underlying Managers

The Adviser, based on recommendations from Wilshire, may determine to allocate the Fund’s assets to Underlying Managers employing all or a subset of the non-traditional and alternative strategies described below at any one time, and may change those allocations from time to time in its sole discretion. The Adviser may also direct an Underlying Manager to reduce or omit its investment in certain assets or asset classes in an effort to achieve its desired combination of the Fund’s strategies. In the future, Underlying Managers may employ other strategies not described herein.

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“Equity Long/Short” strategies seek to generate positive absolute returns by long and short investing, based on fundamental evaluations, research and various analytical measurements (e.g., statistical, technical or other factors), in equity and equity-related investments. Short investing is discussed in more detail below in the seventh paragraph under “Principal Investment Strategies – General.”

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“Relative Value” strategies seek to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer or an index). Relative Value opportunities generally rely on arbitrage (the simultaneous purchase and sale of related assets) and may exist between two issuers or within the capital structure of a single issuer.

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“Global Macro” strategies seek to analyze macroeconomic variables to forecast future moves in global asset prices. A variety of different trading and investing styles can be utilized to identify opportunities across an unconstrained universe of markets and investments.

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“Event Driven” strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Event Driven investing involves taking a view on the likelihood and potential outcome of certain types of corporate events, including business combinations, recapitalizations, restructurings, management changes, and other situations, and taking a long and/or short position in the company’s equity and/or debt securities. Short positions are discussed in more detail below in the seventh paragraph under “Principal Investment Strategies – General.”

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“Credit Long/Short” strategies seek to deliver growth and income based returns through long/short credit investing. Credit Long/Short managers seek to maintain exposure and adjust portfolio weightings based on opportunity. They generally employ a bottom-up credit analysis and a value approach in selecting investments.

●	“Systematic Trading” strategies seek to produce total return by long and short investing across global fixed income, equity, currency and commodity markets. Systematic Trading managers may employ various investment styles. Some Tactical Trading managers may employ both fundamental analysis and quantitative modeling techniques. Tactical Trading managers typically have no bias towards long, short or neutral holdings.

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“Asset-Backed Securities” strategies seek to generate positive absolute returns by investing in different types of mortgage- and asset-backed securities, including both agency and non-agency mortgage-backed securities, and will seek to build an income-oriented portfolio that takes advantage of relative value opportunities believed to exist in the markets. Asset-Backed Securities managers may incorporate hedge strategies designed to enhance the risk and return profile by utilizing a variety of financial instruments, such as options, interest rate swaps, caps and floors, total return swaps, synthetic indices and forward contracts, negotiated structures and other types of derivatives.

●	“Corporate High Yield” strategies seek to generate a combination of high current net income and capital appreciation by investing principally in below-investment grade fixed income securities.

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“Convertible Arbitrage” strategies seek to generate returns derived from the relative mispricing among convertible securities and their underlying stocks. Convertible Arbitrage managers may invest in equities, debt and various types of convertible securities, including convertible bonds and mandatory convertibles, and may use derivatives for both hedging and investment purposes.

Principal Strategies — Alternative Beta Strategies

Alternative Beta Providers provide the Fund exposure to Alternative Beta Strategies. Alternative Beta Strategies, sometimes referred to as risk premia strategies, seek to generate returns through particular investments in the broader securities markets that are designed to give exposure to independent risk factors, such as price momentum, size risk, commodity carry risk (i.e., the risk of price fluctuations in raw materials), and currency carry risk (i.e., the risk that foreign exchange rates may change in a manner that would require the Fund to pay back a more expensive currency with a less valuable currency). Risk premia strategies call for investments in securities possessing one or more attributes that have historically been associated with, or are otherwise believed to offer, attractive investor returns as a result of their exposure to a particular risk factor. In general, Alternative Beta

Strategies, while dependent on market movements for success, are expected to have relatively low correlation to broader market movements.

The Adviser, with assistance from Wilshire, evaluates the actual and potential performance of Alternative Beta Strategies on a risk-adjusted basis (i.e., relative to the amount of risk the Alternative Beta Strategies have represented through a given period). The Adviser will generally seek to allocate capital to Alternative Beta Strategies that offer attractive returns relative to the level of volatility in their investment results. In making investment decisions, the Adviser (and Wilshire, in making recommendations) will consider both the volatility of investment results associated with particular Alternative Beta Strategies and the effect of individual Alternative Beta Strategies on the risk-return profile of the Fund as a whole. The Fund may strategically allocate capital to relatively high-risk strategies if those strategies have the potential to generate correspondingly high returns or otherwise have a positive impact on the risk-return profile of the Fund as a whole.

Alternative Beta Providers may pursue a wide range of investment approaches, including strategies that seek to replicate key investment characteristics of the strategies described under “Principal Strategies — Underlying Managers” above. Alternative Beta Strategies may also include, without limitation:

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Value Strategies: Value strategies seek to take advantage of instruments that have low valuations. These strategies can be deployed to identify exposures to buy and/or sell in a either a directional or relative value manner.

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Carry Strategies: Carry strategies seek to capture the tendency of higher-yielding assets to provide higher returns than lower-yielding assets. An asset’s “carry” is defined as its return assuming that market conditions stay the same, meaning that carry is the income earned if the asset’s price remains constant over the holding period. These strategies can be deployed to identify exposures to buy and/or sell in either a directional (i.e., either long or short) or relative value (i.e., both long and short) manner.

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Curve Strategies: Curve strategies seek to benefit from structural inefficiencies often present in rate and commodity future yield curves. Different points on these curves can be impacted by excessive demand or supply stemming from structural flows from different market participants such as hedgers, producers, borrowers or lenders. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner.

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Trend/Momentum Strategies: Momentum strategies seek to benefit from the historical tendency of assets’ recent relative performance to continue, typically focusing on investments that have performed relatively well over those that have underperformed. Trend strategies are effectively aggregations of momentum strategies, taking long positions in markets with recent positive returns and short positions in those with recent negative returns. The persistence in price trends has delivered excess returns over time, including and during some abnormal market conditions. These strategies can be deployed to identify exposures to buy and/ or sell in either a directional or relative value manner.

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Mean Reversion Strategies: Mean reversion investment strategies seek to benefit from the tendency of securities prices to exhibit mean-reverting behavior (i.e., when an asset moves in the opposite direction of a recent movement or trend) in a somewhat predictable fashion over specific time periods. These strategies can be deployed to identify exposures to buy and/or sell in either a directional or relative value manner.

●	Equity Risk Premia / Alternative Beta Strategies:

o

Low Beta: Low-Beta strategies aim to benefit from the tendency of low-beta stocks to outperform high-beta stocks on a risk-adjusted basis (where “beta” refers to a security’s sensitivity to broader market movements). Investors that have the ability to take long positions only or are subject to constraints on their use of leverage may prefer high-beta stocks, which provides an opportunity for low-beta stocks to outperform on a relative basis.

o

Size: Size-based strategies seek to take advantage of the tendency of smaller companies to outperform larger companies on a risk-adjusted basis. This may be due to the fact that smaller companies may be viewed as less transparent and less liquid, and may be avoided by some investors.

o

Value: Value-based equity strategies seek to take advantage of stocks that may be perceived as risky. Value stocks may be discounted by more than is justified, as investors often overestimate their riskiness, potentially positioning these stocks to outperform on a risk-adjusted basis.

o

Quality: Quality equity strategies seek to benefit from the tendency of stocks of companies with strong balance sheets to outperform at times when market sentiment favors companies with strong fundamentals. Investors may tend to underestimate this outperformance, potentially allowing Alternative Beta Strategies to obtain high-quality stocks at attractive prices under certain market conditions.

o

Momentum: Momentum equity strategies aim to take advantage of the tendency for strong relative performers to continue to outperform for certain periods of time. One explanation is that some investors react more slowly to new information, creating a “first-mover” advantage.

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Thematic Strategies: Strategies can be employed to express views on market themes (i.e., macro, political, structural, regulatory) that are expected to influence the absolute or relative price change of individual securities and/or indices.

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Volatility Strategies: Volatility strategies seek to capture returns from market participants’ tendency to overpay for volatility protection. Historically, the average implied volatility of index options has exceeded the realized volatility of the underlying index. This difference represents the volatility premium, or market participants’ willingness to pay for protection against losses when volatility suddenly increases. This strategy can be carried out in many asset classes, such as equities, foreign currencies, and rates.

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Congestion Strategies and Similar Strategies: Congestion strategies seek to monetize structural inefficiencies around indices or other market participants adjusting their positions in a somewhat predictable fashion. For example, many benchmark bond indices rebalance on the last business day of each month. The rebalancing involves bringing new issuances during the month into the index, which leads to buying pressure at month-end from asset managers that seek to track the index. This process has historically resulted in a persistent bullish market phenomenon at month-end. Congestion strategies seek to benefit from this phenomenon. Similar Alternative Beta Strategies may also include other strategies that seek to benefit from other structural market phenomena, such has those involving extension of fixed income instruments.

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Opportunistic, Hedge and Other Strategies: These strategies aim to provide systematic trading methods to capture a perceived or desired risk-adjusted return profile. Certain strategies may use entry or timing mechanisms, while others may exploit more obscure and hard-to-extract risk premia such as strategies that seek to benefit from equity index dispersion (the variance in performance of securities within an index).

In sum, the Alternative Beta Strategies seek to capitalize upon investment opportunities present in markets by employing a systematic, rules-based approach. As discussed above, such opportunities may arise from, among other sources, market inefficiencies or investor behavioral biases.

The Adviser may use Alternative Beta Strategies for longer-term investments, as well as for tactical purposes, including temporary positions pending placement of capital, as a hedge on the Fund’s overall portfolio, and/or for investing the Fund’s excess cash.

The Adviser will make determinations regarding whether a particular strategy is most efficiently expressed through an Underlying Manager or an Alternative Beta Provider in its discretion on a case-by-case basis.

Principal Strategies — General

The Adviser may allocate up to 100% of the assets of the Fund among one or more Alternative Beta Providers that offer the Fund exposure to the returns of rules-based Alternative Investment Strategies that seek to achieve the Fund’s objective. An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap or other Financial Instrument (as defined below) that offers exposure to the returns of a specified underlying asset. In a typical total return swap transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies. In this regard, when the performance of traditional markets improves, Alternative Beta Strategies my decline or improve to a greater or lesser degree. Conversely, when traditional markets decline, Alternative Beta Strategies my improve or decline to a greater or lesser degree.

The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve (investing in assets with high carry and selling assets with low carry), low beta (seeking to capture outperformance of assets with low beta over those with high beta), value (investing in undervalued and selling overvalued assets) and volatility premium (monetizing the concept that implied volatility tends to be higher than realized volatility) and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund’s assets directly. The Adviser, Underlying Managers, and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems.

The Fund’s portfolio may include, without limitation: (i) equity securities, including common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts (“REITs”), pooled investment vehicles, including other investment companies, such as exchange-traded funds (“ETFs”), exchange-traded vehicles (“ETVs”) and partnership interests; (ii) fixed income and/or floating rate securities, including debt issued by companies, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities and political subdivisions, covered bonds, notes, debentures, debt participations, convertible bonds, non-investment grade securities (commonly known as “junk bonds”), bank loans (including senior secured loans) and other direct indebtedness and exchange-traded notes (“ETNs”); (iii) mortgage-backed and other mortgage-related securities, asset-backed securities, municipal securities, to-be announced (“TBA”) securities and custodial receipts; and (iv) currencies. The Fund’s investments may be publicly traded or privately issued or negotiated. The Fund may invest without restriction as to issuer capitalization, currency, maturity or credit rating.

The Fund’s investments may include U.S. securities and non-U.S. securities (including emerging market securities), including securities denominated in a currency other than the U.S. dollar.

The Fund may use derivatives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes (although the Fund is not required to hedge any of its positions or to use derivatives). The Fund’s derivative investments may include, without limitation: (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences (“CFDs”) (collectively, “Financial Instruments”). CFDs are privately negotiated contracts between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As a result of the Fund’s use of Financial Instruments or as an investment strategy, the Fund may also hold significant amounts of U.S. Treasury Bills or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

The Fund may obtain investment leverage through the use of Financial Instruments or borrowing cash or securities. As a result, the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. The Fund may implement short positions through short sales of any instrument (including ETFs) that the Fund may purchase for investment or by using options, swaps, futures, forwards and other Financial Instruments. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset that it does not currently own at a specified price and time in the future. This gives the Fund a short position with respect to that asset.

The Fund may make investments through one or more subsidiaries organized under the laws of the Cayman Islands (each, a “Subsidiary” and collectively, the “Subsidiaries”) and may invest up to 25% of its total assets in the Subsidiaries. Generally, each Subsidiary will invest primarily in commodity futures, forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Regulation S (“Regulation S Securities”) under the Securities Act of 1933, as amended (the “1933 Act”), and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. To the extent the Fund invests in a Subsidiary to gain exposure to the commodities markets, it will do so within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, each Subsidiary may invest without limitation in commodity-linked derivative instruments, however, each Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and each Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of each Subsidiary, each Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, each Subsidiary will not seek to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of each Subsidiary and does not expect shares of a Subsidiary to be offered or sold to other investors. To the extent the Fund invests in instruments that provide exposure to the commodity markets directly, it will seek to restrict its income from instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Code.

Up to 15% of the Fund’s net assets may be invested in illiquid investments, which may include privately placed securities that may only be resold in reliance on Rule 144A under the 1933 Act and Regulation S Securities held by a Subsidiary.

Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Underlying Managers and/or Alternative Beta Providers. The Fund is considered non-diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.

The Adviser may engage in active and frequent trading of the Fund’s portfolio investments. To the extent that it does so, the Fund may incur greater transaction costs and may make greater distributions of income and gains, which will be taxable to shareholders who do not hold their shares through a tax-advantaged or tax-deferred account.

STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing principally in the common stocks of U.S. and non-U.S. companies interested in influencing public policy through their lobbying activity in Washington D.C. Strategas Asset Management, LLC (the “Adviser”) considers lobbying a nontraditional and largely unrecognized factor in company analysis. By utilizing publicly available lobbying data in its portfolio selection methodology, the Adviser seeks to capitalize on what the Adviser perceives as a lack of consideration given to lobbying in traditional financial analysis and lobbying’s potential to sway policy outcomes in companies’ favor. The Adviser believes that successful lobbying activity can reduce costly regulatory and legislative harm to a company, impose such harm onto competitors, and/or result in beneficial legislative and regulatory decisions, and that each of these outcomes can have a positive impact on a company’s financial performance and contribute to the long-term appreciation of a company’s stock price.

The Adviser uses publicly disclosed corporate lobbying data filed pursuant to the Lobbying Disclosure Act (the “LDA”) as part of its investment process. The LDA is U.S. federal legislation that requires the disclosure of lobbying activities intended to influence the U.S. federal government. The Adviser uses LDA data to assess the degree to which companies included in the S&P 500, S&P 1000, and MSCI All Country World Indexes lobby the U.S. federal government, which the Adviser refers to as “lobbying intensity.” The Adviser’s methodology determines a company’s lobbying intensity by taking into account the company’s lobbying spend reported under the LDA and the company’s size. The Adviser’s methodology does not take into account the legislation on which a company lobbies or whether a company’s lobbying efforts are successful. The Adviser selects securities for the Fund based on a company’s lobbying intensity only and does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio.

After determining the lobbying intensity of companies in the investment universe, the Adviser determines a weighting and allocation strategy among non-U.S. large capitalization and U.S. large, medium and small capitalization companies based on the Adviser’s asset allocation recommendations. The Adviser’s recommendations reflect its tactical assessment of the balance of risks between large, medium, and small capitalization securities; U.S., international and emerging market issuers; and securities classified as value, core, or growth. The Adviser generally utilizes a thematic investing approach pursuant to which it overweights allocations to assets which it believes the current investment environment favors and underweights allocations to those which it believes the current investment environment is less favorable. “Thematic” refers to the theses, trends or views that the Adviser believes are prevalent or likely to be prevalent in the market. The Adviser then selects companies with the highest lobbying intensity ratings based on the Adviser’s weighting and allocation recommendations to construct a portfolio of generally 100 securities.

The Adviser assesses lobbying intensity determinations quarterly in connection with quarterly LDA filings, which may lead to portfolio changes based off changes in reported lobbying activity. Other than quarterly purchases and sales, the Adviser may sell a security due to a change in asset allocation recommendations or an issuer’s corporate action.

Under normal circumstances, the Fund invests in at least three countries, including the U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) the company is organized or maintains its principal place of business outside of the U.S. or (ii) the company’s securities are traded principally outside of the U.S. The Fund may invest in emerging market companies.

The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors or located in particular countries or regions outside the U.S. As of the date of this Prospectus, the Fund has significant exposure to securities of companies in each of the industrials, healthcare, consumer discretionary, communication services and information technology sectors, as well as significant exposure to securities of companies located in the U.S. and European regions.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing principally in common stocks of U.S. companies that Strategas Asset Management, LLC (the “Adviser”) believes most highly correlate to macro-thematic trends. “Macro” is a “top-down” analysis approach in investing that focuses on the inputs that are generally out of a company’s control, such as the overall economy, government fiscal and monetary policy changes, cultural and socioeconomic developments or trends, and developments arising from global crises including pandemics, wars, or financial distress. “Thematic” refers to the theses, trends or views that the Adviser believes are prevalent or likely to be prevalent in the market. For example, certain macro-thematic trends as of the date of this Prospectus could include, but are not necessarily limited to, artificial intelligence (i.e., companies utilizing artificial intelligence (AI) as a productivity enhancer and problem solver in search of more efficient and effective methods to perform their services or enhance their products), cash flow aristocrats (i.e., companies with the ability to generate cash to self-fund during changing market conditions), de-globalization (i.e., in response to supply chain disruptions during recent years, companies “near-shoring” more operations and countries investing more in their own energy, food supplies, and security), and industrial power renaissance (i.e. the process of updating aging utility infrastructure in response to increased demand for power due to artificial intelligence requirements, the adoption of electric vehicles, and the development of new manufacturing facilities and data centers).

The Adviser seeks to have the Fund outperform the broader U.S. equity market by leveraging the Adviser’s research-driven approach to identifying and investing in three to five macro-thematic trends at any given time. The Adviser weights each macro-thematic trend approximately equally in the Fund’s portfolio. After a macro-thematic trend is selected, the Adviser uses a number of analytical tools, including technical, fundamental, qualitative and quantitative analyses, to identify the security characteristics that the Adviser believes are most highly correlated to the macro-thematic trend.

For example, if inflation is selected as a macro-thematic trend, the Adviser would attempt to determine characteristics of companies that would benefit the most from the resulting impact on the costs of goods and services in the market. The Adviser seeks to identify securities of companies that possess such characteristics and thus which could provide exposure to the macro-thematic trend. The Adviser may adjust the portfolio of securities based on changes to the macro-thematic trends or in an individual security. The Adviser continuously monitors the risk/reward profile of each macro-thematic trend to ensure the integrity of the investment thesis and the relevancy of its constituents.

The Fund may invest in securities of companies with any market capitalization, though certain liquidity parameters are required for a security to be considered. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.

Strategas Macro Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that principally invests in common stocks of U.S. companies, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), American Depositary Receipts (“ADRs”), shares of other investment companies, including ETFs, exchange-traded products (“ETPs”) and closed-end funds, and shares of business development companies (“BDCs”). The Fund seeks to achieve its objective by investing principally in a portfolio of approximately 20–50 such assets with a focus on buying and holding the assets for as long as their technical characteristics warrant while seeking to limit losses in periods of market decline by allocating additional Fund assets to defensive alternatives, such as treasury ETFs, gold ETPs or cash. Catalysts for a more defensive posture would include a deterioration to the technical attributes for the market as a whole, including such inputs as downside moving average crosses, changes to trend following and momentum tools, an expansion in individual securities trading to new lows (each as described below), and the emergence of a relative outperformance from traditionally defensive assets like treasuries or gold.

The Adviser uses a macro momentum approach in implementing its investment strategy. “Macro” is a “top-down” analysis approach in investing that focuses on the inputs that are generally out of a company’s control, such as the overall economy, government fiscal and monetary policy changes, cultural and socioeconomic developments or trends, and developments arising from global crises including pandemics, wars, or financial distress. “Momentum” is a security’s tendency to show upward or downward price trend in both its absolute and relative performance in the intermediate 3- to 12- month period.

Momentum tools such as absolute and relative rate of change, new highs/lows, moving average crosses, and technical studies like the Relative Strength Index (“RSI”) and the Moving Average Convergence/Divergence indicator (“MACD”) are used to identify securities in this regard. Absolute rate of change measures a security’s price performance over a set number of days. High rates of change reflect positive price momentum, while low rates of change reflect negative price momentum. A relative rate of change is a security’s price momentum relative to a benchmark index or a peer group. A new high or low is the highest or lowest closing price for a security over a set number of days. A moving average refers to the average price of a security over a specified time period. Upward sloping moving averages generally reflect an uptrend in the security’s price, while downward sloping moving averages generally reflect a downtrend in the security’s price. When the shorter-term average (e.g., 50 days) crosses above or below the longer-term moving average (e.g., 200 days), a positive or negative trend signal is noted. The RSI measures the speed and change of price movements of a security over a set time period. The MACD shows the relationship between two exponential moving averages of a security’s price and is used to help identify price trends, measure momentum, and identify entry points for buying or selling securities.

The Adviser employs a suite of proprietary macro, technical, and behavioral inputs to improve individual security selection and portfolio characteristics to provide a tactical and macro momentum driven approach. Trend following, an investment approach that makes decisions to buy, sell, or hold a security based on the underlying security’s price characteristics, and momentum inputs, including new highs/lows, moving average crosses, RSI, MACD, and proprietary momentum ranks, are all utilized in the security selection process.

The Fund may invest in securities of companies with any market capitalization, though certain liquidity parameters are required for a security to be considered. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

The Adviser has engaged Vident Asset Management to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board of Trustees.